PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31,	December 31,
	2024	2023

Machinery and equipment, at cost	$11,800	$11,800
Accumulated depreciation	(7,412)	(6,822)
Property and equipment, net	$4,388	$4,978

Property and equipment consisted of the following:

	December 31,	December 31,
	2023	2022

Machinery and equipment, at cost	$11,800	$9,900
Accumulated depreciation	(6,822)	(4,620)
Property and equipment, net	$4,978	$5,280